SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
Real Estate Fund
Core Fixed Income Fund
High Yield Bond Fund
Conservative Income Fund
Tax-Free Conservative Income Fund
Real Return Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund

(the "Funds")

Supplement dated May 27, 2021
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Class Y shares of the Funds.

Under the section titled "Purchasing, Exchanging and Selling Fund Shares," the first bullet point is hereby deleted and replaced with the following:

•  independent investment advisers investing for the benefit of their clients through accounts held at SEI Private Trust Company, that, after requesting access to Class Y Shares, are approved by the SEI Funds (or their delegate) to purchase Class Y Shares due to the investment adviser having purchased and held (i.e., on a net basis taking into account purchases and redemptions) a minimum of $300,000,000 of client assets in non-money market SEI Funds (Asset Threshold) for at least one year from the date of the request (or such shorter period of time as determined solely by the SEI Funds (or their delegate)) and remaining above this Asset Threshold thereafter. For these purposes, the SEI Funds (or their delegate) consider an independent investment adviser to be an individual or a group of related individuals that, in the sole determination of the SEI Funds (or their delegate), operate as a distinct customer of SEI. In the event that an independent investment adviser that was authorized to purchase Class Y Shares for its clients subsequently drops below the Asset Threshold for whatever reason, which may include a situation where a group of related individuals that previously operated as a distinct customer of SEI cease to do so, the SEI Funds (or their delegate) may in their discretion waive the Asset Threshold requirement;

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1336 (05/21)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement dated May 27, 2021
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Class Y shares of the Funds.

Under the section titled "Purchasing, Exchanging and Selling Fund Shares," the first bullet point is hereby deleted and replaced with the following:

•  independent investment advisers investing for the benefit of their clients through accounts held at SEI Private Trust Company, that, after requesting access to Class Y Shares, are approved by the SEI Funds (or their delegate) to purchase Class Y Shares due to the investment adviser having purchased and held (i.e., on a net basis taking into account purchases and redemptions) a minimum of $300,000,000 of client assets in non-money market SEI Funds (Asset Threshold) for at least one year from the date of the request (or such shorter period of time as determined solely by the SEI Funds (or their delegate)) and remaining above this Asset Threshold thereafter. For these purposes, the SEI Funds (or their delegate) consider an independent investment adviser to be an individual or a group of related individuals that, in the sole determination of the SEI Funds (or their delegate), operate as a distinct customer of SEI. In the event that an independent investment adviser that was authorized to purchase Class Y Shares for its clients subsequently drops below the Asset Threshold for whatever reason, which may include a situation where a group of related individuals that previously operated as a distinct customer of SEI cease to do so, the SEI Funds (or their delegate) may in their discretion waive the Asset Threshold requirement;

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1337 (05/21)